NOTES PAYABLE - 2020 10% Notes (Details) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020
Debt Instrument [Line Items]
Exercise price of warrants	$ 1.00	$ 1.00
Additional paid-in capital			$ 75,891,414	$ 61,468,034
Beneficial conversion feature			$ 233,500
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001
10% Warrants
Debt Instrument [Line Items]
Percentage of aggregate principal amount coverage			20.00%
Exercise price of warrants			$ 0.56
Interest rate (as a percent)			10.00%	10.00%
10% Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 2,940,000
Stock issued			1,050,011
Interest rate (as a percent)			10.00%		10.00%
Amortization of debt discount			$ 2,944	$ 0
Beneficial conversion feature			0
10% Investors
Debt Instrument [Line Items]
Proceeds from debt			$ 1,940,000
Interest rate (as a percent)			10.00%
Conversion price trigger (as a percent)			80.00%
10% Investors | Minimum
Debt Instrument [Line Items]
Conversion price (in dollars per share)			$ 0.65
10% Investors | Maximum
Debt Instrument [Line Items]
Percentage of aggregate principal amount coverage			50.00%
Conversion price (in dollars per share)			$ 1.00
15% Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,031,000	$ 2,031,000		300,000
Proceeds from debt	$ 525,000	$ 525,000		$ 300,000
Aggregate indebtedness amount			$ 1,000,000
Interest rate (as a percent)			15.00%	15.00%
Additional paid-in capital			$ 3,653
Amortization of debt discount			279,676	$ 2,883
Debt discount | 10% Warrants
Debt Instrument [Line Items]
Additional paid-in capital			254,400
Extinguishment of debt | 10% Notes
Debt Instrument [Line Items]
Additional paid-in capital			131,000
Extinguishment of debt | 15% Notes [Member]
Debt Instrument [Line Items]
Additional paid-in capital			$ 668,335